CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Ordinary shares Cumulative Effect, Period of Adoption, Adjustment [Member] USD ($)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Series A Perpetual Convertible Preferred Shareholders Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Series A Perpetual Convertible Preferred Shareholders CNY (¥)	Accumulated other comprehensive (loss) income Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total 21Vianet Group, Inc. shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Non-controlling interest CNY (¥)	Non-controlling interest USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Cumulative adjustment for changes in accounting policy			¥ 46		¥ (337,683)			¥ 9,141,494					¥ 85,979		¥ 42,403			¥ (3,838,032)			¥ 5,094,207		¥ 268,977			¥ 5,363,184
Beginning Balance (in shares) at Dec. 31, 2018 | shares			674,356,266	674,356,266
Beginning balance at Dec. 31, 2018			¥ 46		(337,683)			9,141,494					85,979		42,403			(3,838,032)			5,094,207		268,977			5,363,184
Consolidated net loss																		(182,292)			(182,292)		1,046			(181,246)
Contribution from noncontrolling interest in a subsidiary																							8,532			8,532
Foreign exchange difference								24					(8,075)								(8,051)					(8,051)
Issuance of new shares								572													572					572
Number of shares issued | shares			60,000	60,000
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares			304,200	304,200
Share-based compensation								(60,048)													(60,048)					¥ (60,048)
Appropriation of statutory reserves															18,066			(18,066)
Shares issued to depository bank (in shares) | shares			6,700,002	6,700,002																						6,700,002	6,700,002
Share repurchase					(11,840)																(11,840)					¥ (11,840)
Share repurchase (in shares) | shares			(1,456,980)	(1,456,980)																						(242,830)	(242,830)
Share options exercised								429													429					¥ 429
Share options exercised (in shares) | shares			33,869	33,869
Restricted share units vested (shares) | shares			5,136,306	5,136,306
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares			(5,170,175)	(5,170,175)
Ending Balance (in shares) at Dec. 31, 2019 | shares			679,963,488	679,963,488
Ending balance at Dec. 31, 2019			¥ 46		(349,523)			9,202,567					77,904		60,469			(4,038,390)			4,953,073		278,555			5,231,628
Cumulative adjustment for changes in accounting policy			46		(349,523)			9,202,567					77,904		60,469			(4,038,390)			4,953,073		278,555			5,231,628
Consolidated net loss																		(2,709,347)			(2,709,347)		29,088			(2,680,259)
Contribution by noncontrolling interest																							24,903			24,903
Foreign exchange difference													133,439								133,439					133,439
Issuance of new shares			¥ 8					2,680,283													2,680,291					2,680,291
Number of shares issued | shares			118,754,028	118,754,028
Issuance of perpetual convertible preferred shares											¥ (1,047,468)										(1,047,468)					(1,047,468)
Deemed distribution to perpetual convertible preferred shares								470,643										(470,643)
Cancellation of shares issued in prior years (in shares) | shares			(104,304)	(104,304)
Conversion of convertible promissory notes			¥ 2					717,606													717,608					717,608
Conversion of convertible promissory notes (in shares) | shares			23,710,140	23,710,140
Share-based compensation								139,641													139,641					¥ 139,641
Appropriation of statutory reserves															13,993			(13,993)
Shares issued to depository bank (in shares) | shares																										0	0
Share repurchase								(130,650)													(130,650)					¥ (130,650)
Share repurchase (in shares) | shares			(4,363,639)	(4,363,639)																						0	0
Share options exercised								3,029													3,029					¥ 3,029
Share options exercised (in shares) | shares			459,168	459,168
Restricted share units vested (shares) | shares			2,603,430	2,603,430
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares			(3,062,598)	(3,062,598)
Ending Balance (in shares) at Dec. 31, 2020 | shares			817,959,713	817,959,713
Ending balance at Dec. 31, 2020			¥ 56		(349,523)			13,083,119			1,047,468		(55,535)		74,462		¥ (2,740)	(7,235,113)		¥ (2,740)	6,564,934		332,546		¥ (2,740)	6,897,480
Beginning Balance (in shares) at Dec. 31, 2019 | shares			679,963,488	679,963,488
Beginning balance at Dec. 31, 2019			¥ 46		(349,523)			9,202,567					77,904		60,469			(4,038,390)			4,953,073		278,555			5,231,628
Share issued to depository bank																										0
Ending Balance (in shares) at Dec. 31, 2021 | shares			890,714,046	890,714,046
Ending balance at Dec. 31, 2021	¥ 3	$ 54,507,816	¥ 60	$ 9,000	(349,523)	$ (54,848,000)	¥ 1,076,208	15,198,055	$ 2,384,906,000	¥ (1,047,468)		¥ (106)	(90,443)	$ (14,192,000)	74,462	$ 11,685,000	(28,637)	(7,590,382)	$ (1,191,097,000)		7,242,229	$ 1,136,463,000	358,772	$ 56,299,000		7,601,001	$ 1,192,762,000
Cumulative adjustment for changes in accounting policy			¥ 56		(349,523)			13,083,119			1,047,468		(55,535)		74,462		(2,740)	(7,235,113)		(2,740)	6,564,934		332,546		(2,740)	6,897,480
Beginning Balance (in shares) at Dec. 31, 2020 | shares			817,959,713	817,959,713
Beginning balance at Dec. 31, 2020			¥ 56		(349,523)			13,083,119			1,047,468		(55,535)		74,462		(2,740)	(7,235,113)		¥ (2,740)	6,564,934		332,546		¥ (2,740)	6,897,480
Consolidated net loss																		500,098			500,098		15,003			515,101
Contribution by noncontrolling interest																							11,223			11,223
Foreign exchange difference													(22,773)								(22,773)					(22,773)
Conversion of convertible promissory notes			¥ 3					1,639,803													1,639,806					1,639,806
Conversion of convertible promissory notes (in shares) | shares			42,401,010	42,401,010
Issuance of new shares for share option exercised and restricted share units vested			¥ 1					(1)
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares			16,680,000	16,680,000
Share-based compensation								264,854													264,854					¥ 264,854
Shares issued to depository bank (in shares) | shares			(7,800,000)	(7,800,000)																						7,800,000	7,800,000
Appropriation of dividend																		(272)			(272)					¥ (272)
Share repurchase			¥ (3)					(866,400)					(12,029)					(826,458)			(1,704,890)					(1,704,890)
Share repurchase (in shares) | shares			(48,634,493)	(48,634,493)
Share options exercised			¥ 0		0			472			0		0		0			0			472		0			472
Share options exercised (in shares) | shares			86,862	86,862
Restricted share units vested			¥ 0		0			0					0		0			0			0		0			0
Restricted share units vested (shares) | shares			(5,929,122)	(5,929,122)
Settlement of share options and restricted share units with shares held by depository bank			¥ 0		0			0			¥ 0		0		0			0			0		0			0
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares			(6,015,984)	(6,015,984)
Ending Balance (in shares) at Dec. 31, 2021 | shares			890,714,046	890,714,046
Ending balance at Dec. 31, 2021	3	54,507,816	¥ 60	$ 9,000	(349,523)	(54,848,000)	1,076,208	15,198,055	2,384,906,000	(1,047,468)		(106)	(90,443)	(14,192,000)	74,462	11,685,000	(28,637)	(7,590,382)	(1,191,097,000)		7,242,229	1,136,463,000	358,772	56,299,000		7,601,001	$ 1,192,762,000
Cumulative adjustment for changes in accounting policy	¥ 3	$ 54,507,816	¥ 60	$ 9,000	¥ (349,523)	$ (54,848,000)	¥ 1,076,208	¥ 15,198,055	$ 2,384,906,000	¥ (1,047,468)		¥ (106)	¥ (90,443)	$ (14,192,000)	¥ 74,462	$ 11,685,000	¥ (28,637)	¥ (7,590,382)	$ (1,191,097,000)		¥ 7,242,229	$ 1,136,463,000	¥ 358,772	$ 56,299,000		¥ 7,601,001	$ 1,192,762,000